Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Other Operating Income
The account breaks down as follows as of the indicated dates:

	12.31.19	12.31.18	12.31.17
Fees for Product Package	4,175,578	4,200,971	4,312,840
Other Adjustments and Interest on sundry Credits	2,284,616	2,460,486	701,835
Rental of Safety Deposit Boxes	742,212	793,964	788,112
Other Financial Income	1,159,068	259,317	89,397
Other Income from Services	2,454,260	4,536,925	6,390,361
Income for sale of non-currents assets held for sale (1)	7,107,613	754,383	—
Others	3,208,802	3,053,074	3,061,037

Total	21,132,149	16,059,120	15,343,582

(1)	Includes the profit on sale of the interest in Prisma Medios de Pago S.A. See Note 22.